[GRAPHIC]

[BAIRD FUNDS LOGO]


ANNUAL REPORT
DECEMBER 31, 2002


BAIRD HORIZON GROWTH FUND

BAIRD MIDCAP FUND

                                TABLE OF CONTENTS

                                                                             PAGE
SHAREHOLDER LETTER                                                             1

2002 STOCK MARKET COMMENTARY                                                   2

BAIRD HORIZON GROWTH FUND                                                      3

BAIRD MIDCAP FUND                                                             10

STATEMENTS OF ASSETS AND LIABILITIES                                          16

STATEMENTS OF OPERATIONS                                                      17

STATEMENTS OF CHANGES IN NET ASSETS                                           18

FINANCIAL HIGHLIGHTS                                                          20

NOTES TO THE FINANCIAL STATEMENTS                                             24

REPORT OF INDEPENDENT ACCOUNTANTS                                             31

DIRECTORS                                                                     32

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Dear Shareholders,

We would like to thank you for investing in the Baird Funds. 2002 proved to be another challenging year for the financial markets and we appreciate the opportunity to help our investors navigate through these difficult market environments. Amidst these challenging conditions, the Baird Funds continued to grow. As of December 31, 2002, net assets in the Baird Funds exceeded $390 million.

In this Annual Report we review the equity market in 2002 and the performance and composition of each of the Baird Equity Funds. We hope you find this report both informative and helpful in achieving your investment goals. We thank you for your support and look forward to continued mutual success. Thank you again for choosing Baird Funds.


Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2002 STOCK MARKET COMMENTARY

Stock market action in the fourth quarter typified what we expect for 2003: volatile price change with an upward bias. Volatility will likely continue as investors assess the market impacts of geopolitical risks and a stuttering economic recovery, while the positive bias should stem from investors focusing on improving fundamentals.

Narrowing bond credit quality spreads and the fourth quarter stock market reversal reflected growing investor confidence in the recovering economy. The disconnect between falling stock prices and improving fundamentals evident in the third quarter appeared to fade with management verification of financials, Wall Street/auditing reforms, and the Administration's conviction to support growth. Recent fiscal proposals are broad and potentially powerful.

Economic strength in 2002 proved lackluster. Though consumer spending was satisfactory, business investment disappointed. Faced with cost pressures, revenue shortfalls and heightened regulatory/investor scrutiny, corporations behaved in a risk-averse manner with focus on improving returns and paying-down debt. Lacking confidence and adopting a short-term orientation, many corporate executives chose to retrench and effectively delayed a capital spending recovery. Along with employment, inventory levels and the replenishment of capital stock suffered. Businesses are now depreciating their productive assets, roughly one-half represented by technology, more quickly than they are adding to them. Technology becomes obsolete quickly; now three years after the massive Y2K build-up, pent-up demand is building, in our opinion. With capital more available, interest rates low, and profits/cash flows improving, capital-spending gains could be substantial.

As corporate executives loosen the purse strings and relax their aversion to risk, the recovery will likely gain momentum and profits should respond in a more normal cyclical upswing. Actually, third quarter year-over-year corporate profits rose by 12%; larger gains are anticipated for the fourth quarter. With price-to-earnings ratios on the Standard & Poor's 500 Stock Index and the Standard & Poor's MidCap 400 Stock Index near long-term historical averages and profits poised for growth, stocks appear attractive relative to low-yielding bonds.

In recent years, the investment community underestimated the extent of the profit decline, the worst percentage drop since the 1930s. In light of strong productivity trends and aggressive cost cutting, it is our view that the degree of earnings resiliency will be understated, as well. The benefits will accrue to specific companies that have employed assets effectively, maintained their competitive standing and have gained market share. We believe high quality, industry leading, growth companies epitomize sound investments in the New Year. We are expecting an improved market trend and, due to global uncertainties, anticipate a labored recovery. This challenging environment will be good for some companies, but not all, and constructive stock selection will be paramount.

BAIRD EQUITY FUNDS INVESTMENT MANAGEMENT TEAM
Robinson Bosworth III, Managing Director and Senior Portfolio Manager
J. Bary Morgan, CFA, Managing Director and Senior Portfolio Manager
David W. Bowman, CFA, Senior Vice-President and Senior Portfolio Manager Charles F. Severson, CFA, Senior Vice-President and Senior Portfolio Manager Joel D. Vrabel, CFA, Senior Vice-President and Senior Portfolio Manager

BAIRD HORIZON GROWTH FUND
DECEMBER 31, 2002

Investor confidence eroded sharply in 2002 and contributed to the most difficult stock market conditions in decades. Dispirited by a grinding bear market and shaken by concerns over corporate malfeasance and Wall Street objectivity, investors shifted assets out of stocks and into bonds, cash and real estate. 2000-02 marked the first time the S&P 500 Index posted three consecutive down years since 1939-41, when war in Europe and the attack on Pearl Harbor dominated news headlines.

Stock price performance trends established during the first nine months of the year were reversed in the fourth quarter, producing the only significant positive quarterly return of the year for the Fund and the S&P 500 Index. Technology and telecommunications stocks, the worst nine-month performers, were the best performers in the fourth quarter. The Fund's lack of exposure to the struggling telecommunications sector negatively impacted relative fourth quarter performance but positively affected overall 2002 performance as this sector was one of the worst performers of the year - second only to the technology sector. For the year, stock price declines were broad, with all ten S&P 500 Index sectors posting declines. While investors did not discriminate on the downside in 2002, we believe they will discriminate in favor of high quality, consistent growth companies as stock prices recover. The Fund's investment advisor ("Baird") believes that the coming year is likely to see continued stock market volatility until complete or partial resolution of the current geopolitical turmoil encourages investors to refocus on stable to improving fundamentals.

The Baird Horizon Growth Fund's -25.5% total return for 2002 moderately underperformed the Fund's benchmark, -22.1% for the Standard & Poor's 500 Index. One reason for the moderate underperformance was due to the relative outperformance of value stocks during 2002 which are included within the S&P 500 Index though do not fit the Fund's growth strategy and required growth company characteristics. Versus the S&P 500 Index, the Fund benefited from an over-weighted position in healthcare stocks combined with the near absence of exposure to telecommunications and utility shares. And, though underweighted in the financial sector, exposure to selected regional banks contributed positively to the Fund's performance. These positives were overcome by under-weighted positions in the consumer staple and energy sectors and by a lack of exposure to the materials sector, three of the best performing groups in 2002. Additionally, the Fund's exposure to the technology sector was in-line with the S&P 500 Index and significantly detracted from total Fund performance.

Baird's investment strategy has been and continues to be a focus on investing in high quality, large capitalization growth companies with a consistent track record of earnings growth. This typically results in a lack of exposure for the Fund to deep cyclical companies such as automobile manufacturers and airlines which experienced a significant downturn in 2002 stock price performance. Our high quality focus also typically results in a lack of exposure to utilities and telecommunications companies which struggle to provide consistent growth and often have very leveraged balance sheets. Baird's strategy in some regard hurt the Fund's 2002 performance as the materials and energy sectors were two of the strongest performers in 2002. Since companies within these sectors are inherently cyclical and experience inconsistent earnings growth, they typically represent a very small portion of the Fund's portfolio, if any.

Stock selection provided mixed results for the year. On the positive side, the Fund's largest sector weighting - healthcare - also produced the best relative stock performance. With the exception of Pfizer, the Fund's healthcare stocks out-performed the sector returns of the S&P 500 with especially strong results from Merck, Johnson & Johnson, Cardinal Health and Medtronic*. One of the factors offsetting positive healthcare stock selection was disappointing selections in the consumer discretionary sector. Specifically, substantial declines in the share prices of Home Depot and Best Buy were a drag on Fund performance*. Competitive pressures from Lowe's and a slowdown in new store openings negatively impacted Home Depot's results while further deterioration in the Musicland division and investor concerns over consumer spending trends depressed Best Buy's shares.

Companies new to the portfolio in 2002 include Sysco, United Parcel Service, New York Times and Electronic Data Systems ("EDS")*. With the exception of EDS, these additions positively impacted portfolio returns. Unfortunately, the September announcement from EDS that third quarter earnings would fall substantially short of expectations was unexpected and disappointing. With the outlook for the company's core IT outsourcing business still positive and with the company's cash generation ability and access to capital intact, the decline in the company's stock price since the announcement is excessive, in Baird's opinion. Although the Fund's original position was initiated in early 2002 prior to the announcement, Baird has added to EDS subsequently to take advantage of what Baird believes to be an undervalued stock.

Stocks eliminated from the portfolio during the year reflect poor business conditions in the technology and telecommunications industries. These include Vodafone, AOL Time Warner, EMC, Sun Microsystems and Texas Instruments. Other positions eliminated based on deteriorating business trends include Schlumberger and Tyco International. In addition, Colgate Palmolive was eliminated based on the stock's premium valuation despite the company's sluggish sales growth and the likely deceleration in its earnings growth rate. Finally, Baird also eliminated shares of Travelers Property Casualty that were received as a spin-off from Citigroup. The company's exposure to asbestos liability and the cyclical nature of the property and casualty insurance business are not consistent with our quality and earnings consistency criteria.

Looking forward, Baird believes that the broad market indexes (DJIA, S&P 500 and NASDAQ) are likely to remain "range bound" as investors grapple with a sputtering economy, the terrorism/war threat and the earnings headwinds created by option expensing and revised pension assumptions. Companies able to achieve consistent earnings growth under these conditions should be accorded premium valuations. Consequently, good selection and a disciplined buy/sell strategy will be the keys to stock market success. Baird believes that its investment approach is well suited to this environment.

* Due to the actively managed nature of the Funds' portfolio, the securities referenced as being held in the portfolio for the period ended December 31, 2002 may or may not be held in the portfolio after that date.

A December 31, 2002 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index (the "S&P 500 Index") is shown below.

TOP 10 HOLDINGS*

Medtronic                            4.5%
Fiserv                               4.1%
Wal-Mart Stores                      3.7%
Citigroup                            3.5%
Microsoft                            3.5%
American International Group         3.5%
Automatic Data Processing            3.4%
Fifth Third Bancorp                  3.2%
Cardinal Health                      3.1%
Kohl's                               3.0%

[CHART]

EQUITY SECTOR ANALYSIS**

                            HORIZON GROWTH     S&P 500
Consumer Discretionary               15.30%      13.50%
Consumer Staples                      8.30%       9.50%
Energy                                0.00%       6.00%
Financials                           16.40%      20.50%
Health Care                          23.40%      14.90%
Industrials                          19.30%      11.50%
Information Technology               17.40%      14.30%
Materials                             0.00%       2.80%
Telecommunication Services            0.00%       4.20%
Utilities                             0.00%       2.90%

NET ASSETS:                      $ 49,547,785
PORTFOLIO TURNOVER RATIO:               16.17%
NUMBER OF EQUITY HOLDINGS:                 36

PORTFOLIO EXPENSE RATIO:***
Institutional Class:                     0.75%
Investor Class:                          1.00%****

* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
**   As of 12/31/02, based on equity sector values.
*** The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.75% of average net assets for the Institutional Class shares and 1.00% of average net assets for the Investor Class shares, at least through December 31, 2003.
**** Includes 0.25% 12b-1 fee.

[CHART]

                 BAIRD HORIZON GROWTH FUND - INSTITUTIONAL CLASS
                         VALUE OF A $100,000 INVESTMENT

            BAIRD HORIZON GROWTH FUND -
             INSTITUTIONAL CLASS SHARES      S&P 500 INDEX
 9/29/00                    $   100,000         $  100,000
12/31/00                    $    95,850         $   92,180
 3/31/01                    $    82,239         $   81,252
 6/30/01                    $    86,943         $   86,007
 9/30/01                    $    75,841         $   73,384
12/31/01                    $    86,421         $   81,228
 3/31/02                    $    85,323         $   81,447
 6/30/02                    $    70,801         $   70,533
 9/30/02                    $    60,386         $   58,345
12/31/02                    $    64,360         $   63,269

GROWTH OF A HYPOTHETICAL INVESTMENT OF $100,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

[CHART]

                   BAIRD HORIZON GROWTH FUND - INVESTOR CLASS
                          VALUE OF A $10,000 INVESTMENT

            BAIRD HORIZON GROWTH FUND -
                  INVESTOR CLASS SHARES      S&P 500 INDEX
 9/29/00                    $    10,000          $  10,000
12/31/00                    $     9,572          $   9,218
 3/31/01                    $     8,212          $   8,125
 6/30/01                    $     8,672          $   8,601
 9/30/01                    $     7,562          $   7,338
12/31/01                    $     8,612          $   8,123
 3/31/02                    $     8,502          $   8,145
 6/30/02                    $     7,051          $   7,053
 9/30/02                    $     6,011          $   5,835
12/31/02                    $     6,403          $   6,327

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

FOR THE PERIOD ENDED DECEMBER 31, 2002                       ONE YEAR     SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------
Baird Horizon Growth Fund - Institutional Class Shares        -25.53%          -17.75%
Baird Horizon Growth Fund - Investor Class Shares             -25.65%          -17.94%
S&P 500 Index(2)                                              -22.10%          -18.37%
--------------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to December 31, 2002.
(2) The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD HORIZON GROWTH FUND

SCHEDULE OF INVESTMENTS    December 31, 2002

SHARES                                                  VALUE
-----------------------------------------------------------------
COMMON STOCKS - 92.2%
AIR FREIGHT & LOGISTICS - 1.6%
    12,225   United Parcel Service, Inc. -
             Class B                                 $    771,153
                                                     ------------
BANKS - 5.6%
    27,000   Fifth Third Bancorp                        1,580,850
    25,900   Wells Fargo & Company                      1,213,933
                                                     ------------
                                                        2,794,783
                                                     ------------
BIOTECHNOLOGY - 2.3%
    23,750   Amgen, Inc.*                               1,148,075
                                                     ------------
COMMERCIAL SERVICES & SUPPLIES - 11.0%
    42,500   Automatic Data
             Processing, Inc.                           1,668,125
    28,400   Cintas Corporation                         1,299,300
    59,400   Fiserv, Inc.*                              2,016,630
    16,800   Paychex, Inc.                                468,720
                                                     ------------
                                                        5,452,775
                                                     ------------
COMMUNICATIONS EQUIPMENT - 3.3%
    58,000   Cisco Systems, Inc.*                         759,800
    55,000   Nokia Oyj-ADR (f)                            852,500
                                                     ------------
                                                        1,612,300
                                                     ------------
COMPUTERS & PERIPHERALS - 1.9%
    12,250   International Business
             Machines Corporation                         949,375
                                                     ------------
DIVERSIFIED FINANCIALS - 6.0%
    49,350   Citigroup, Inc.                            1,736,626
    31,325   State Street Corporation                   1,221,675
                                                     ------------
                                                        2,958,301
                                                     ------------
ELECTRICAL EQUIPMENT - 2.4%
    23,750   Emerson Electric Company                   1,207,688
                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
    38,150   Molex, Inc. - Class A                        758,804
                                                     ------------
FOOD & DRUG RETAILING - 5.2%
    37,425   Sysco Corporation                       $  1,114,891
    50,000   Walgreen Company                           1,459,500
                                                     ------------
                                                        2,574,391
                                                     ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
    49,325   Medtronic, Inc.                            2,249,220
                                                     ------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
    25,550   Cardinal Health, Inc.                      1,512,304
                                                     ------------
HOUSEHOLD PRODUCTS - 2.4%
    25,500   Kimberly-Clark Corporation                 1,210,485
                                                     ------------
INDUSTRIAL CONGLOMERATES - 2.8%
    56,900   General Electric Company                   1,385,515
                                                     ------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES - 1.6%
    43,600   Electronic Data Systems
             Corporation                                  803,548
                                                     ------------
INSURANCE - 3.5%
    29,600   American International
             Group, Inc.                                1,712,360
                                                     ------------
MEDIA - 2.1%
    22,325   New York Times Company -
             Class A                                    1,020,922
                                                     ------------
MULTILINE RETAIL - 6.8%
    27,000   Kohl's Corporation*                        1,510,650
    36,750   Wal-Mart Stores, Inc.                      1,856,242
                                                     ------------
                                                        3,366,892
                                                     ------------
PHARMACEUTICALS - 11.7%
    22,300   Eli Lilly and Company                      1,416,050
    28,100   Johnson & Johnson                          1,509,251
    25,175   Merck & Company, Inc.                      1,425,157
    46,450   Pfizer, Inc.                               1,419,977
                                                     ------------
                                                        5,770,435
                                                     ------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

SHARES                                                  VALUE
-----------------------------------------------------------------
COMMON STOCKS - 92.2% (CONT.)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.6%
    33,400   Applied Materials, Inc.*                $    435,202
    56,200   Intel Corporation                            875,034
                                                     ------------
                                                        1,310,236
                                                     ------------
SOFTWARE - 5.1%
    33,500   Microsoft Corporation*                     1,731,950
    71,350   Oracle Corporation*                          770,580
                                                     ------------
                                                        2,502,530
                                                     ------------
SPECIALTY RETAIL - 5.2%
    56,150   Best Buy Company, Inc.*                    1,356,022
    51,850   Home Depot, Inc.                           1,242,326
                                                     ------------
                                                        2,598,348
                                                     ------------
             Total Common Stocks
             (Cost $56,078,816)                        45,670,440
                                                     ------------

PRINCIPAL
AMOUNT                                                  VALUE
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.4%
VARIABLE RATE DEMAND NOTES# - 2.8%
$   11,978   American Family Financial
             Services, Inc., 1.04%                   $     11,978
 1,159,904   Wisconsin Corporation
             Central Credit Union, 1.09%                1,159,904
   218,893   Wisconsin Electric Power
             Company, 1.04%                               218,893
                                                     ------------
                                                        1,390,775
                                                     ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 17.6%
 8,730,000   Federal Home Loan
             Bank Discount Notes,
             6.59%, 01-02-2003                          8,729,843
                                                     ------------
             Total Short-Term
             Investments
             (Cost $10,120,618)                        10,120,618
                                                     ------------
             Total Investments
             (Cost $66,199,434) 112.6%                 55,791,058
                                                     ------------
             Liabilities, Less Other
             Assets (12.6)%                            (6,243,273)
                                                     ------------
             TOTAL NET ASSETS 100.0%                 $ 49,547,785
                                                     ============

ADR - American Depository Receipt
*   Non Income Producing
(f) Foreign
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD MIDCAP FUND
DECEMBER 31, 2002

A continuation of economic uncertainty and international conflict placed a cloud over the equity markets again in 2002. Lack of spending on the part of business coupled with a slowdown in consumer purchasing pressured profits in many sectors. Mid cap growth indices, as well as many mid cap growth managers, still weighted heavily to technology shares, came under further pressure during the first three quarters of the year, as the air continued to leave the 1990's bubble. The Fund's investment advisor ("Baird") continued its posture of a less than index weighting in information technology, benefiting fund shareholders during the year. While Baird believes in the investment merits of the technology sector, it will be patient for what it believes is a clear turn in profits growth before adding significantly to the sector. Overall, Baird's philosophy of focusing on fundamental quality, earnings growth, balance sheet strength and sector diversification proved invaluable in this challenging market environment, resulting in solid relative results for Fund shareholders.

Due to the pressure on corporate profits and deteriorating balance sheets, economically sensitive, heavily regulated and commodity dependant sectors were kept at below benchmark or zero investment throughout 2002. These areas would include energy, materials, utilities, telecommunications and information technology. While to Baird counterintuitive, several of the commodity areas proved to be reasonable performers during the year. The Fund's lack of exposure to this area did not help investment returns, but will not change Baird's view on the sector weightings. Typically, the aforementioned companies have above average debt and volatile earnings histories, making them, to Baird, unattractive long- term investment candidates. Conversely, due to continued strong earnings growth, the consumer, financials and healthcare sectors received significant investment attention during the year and proved to be solid investment performers. The industrial segment, an area that includes transaction processing and business services, also remained an area of above average weighting and investment. Many of the industrial companies owned in the Fund have historically possessed highly recurring revenues, above average operating margins and strong profit growth even in slow growth economic periods. In most cases, the Fund's holdings of these companies performed adequately in 2002.

While Baird prides itself on identifying financially strong, growing companies, the investment business is not a perfect science. During a challenging economic backdrop, business plans and strategies are put to the test and not all can withstand the pressures. In the Fund's case, companies with a dependence on employment growth suffered, hurting investment results, as did those firms with above average exposure to the investment business. In concert with Baird's fundamental approach of seeking the highest quality growth stocks, companies with impaired earnings outlooks or unsustainable business models in many cases were sold or had position sizes reduced and replaced with shares of businesses offering more predictable, long-term growth. Should earnings growth resume in the future, Baird will revisit those companies for possible inclusion in the Fund.

At the end of the year, on average, the companies held in the Baird MidCap Fund had the following financial characteristics:

5 year Earnings Per Share (EPS) Growth       23%
Long Term estimated EPS Growth               20%
5 year Dividend Growth                       19%
Return on Average Equity                     18%
Long Term Debt as % of Capital               26%

These measures of financial strength and profits compare favorably with the S&P MidCap 400 Index and the Russell MidCap Growth Index.

Looking out to 2003, Baird expects that until the international issues are cleared, stock markets are likely to remain volatile. Assuming positive resolution to those conflicts, the combination of monetary and new fiscal stimulus will likely, in Baird's opinion, propel a cyclical recovery later in the year. In that scenario, corporate profits should rebound, and earnings multiples should increase for stocks. Baird believes that the Fund's portfolio of industry leading companies is well positioned for those improved stock market and economic conditions.

A December 31, 2002 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") is shown below.

TOP 10 HOLDINGS*

Performance Food Group                     3.5%
Gentex                                     3.4%
Whole Foods Market                         3.3%
Apollo Group                               3.3%
Charles River Laboratories International   3.1%
Bed Bath & Beyond                          3.1%
Zebra Technologies - Class A               3.0%
Michaels Stores                            3.0%
TCF Financial                              3.0%
Microchip Technology                       2.9%

[CHART]

EQUITY SECTOR ANALYSIS**

                                 MIDCAP    S&P 400
Consumer Discretionary            22.60%     16.70%
Consumer Staples                   7.10%      5.70%
Energy                             0.00%      7.50%
Financials                        17.00%     18.90%
Health Care                       20.00%     12.10%
Industrials                       21.70%     13.10%
Information Technology            11.60%     12.60%
Materials                          0.00%      5.10%
Telecommunication Services         0.00%      0.60%
Utilities                          0.00%      7.70%

NET ASSETS:                      $ 21,665,967
PORTFOLIO TURNOVER RATIO:               55.40%
NUMBER OF EQUITY HOLDINGS:                 37

PORTFOLIO EXPENSE RATIO:***
Institutional Class:                     1.25%
Investor Class:                          1.50%****

* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
**   As of 12/31/02, based on equity sector values.
*** The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 1.25% of average net assets for the Institutional Class shares and 1.50% of average net assets for the Investor Class shares, at least through December 31, 2003.
**** Includes 0.25% 12b-1 fee.

[CHART]

                     BAIRD MIDCAP FUND - INSTITUTIONAL CLASS
                         VALUE OF A $100,000 INVESTMENT

                   BAIRD MIDCAP FUND -
            INSTITUTIONAL CLASS SHARES     S&P MIDCAP 400 INDEX
12/29/00                   $   100,000               $  100,000
 3/31/01                   $    86,204               $   87,584
 6/30/01                   $    93,807               $   99,109
 9/30/01                   $    78,507               $   82,692
12/31/01                   $    91,108               $   97,566
 3/31/02                   $    91,909               $  104,122
 6/30/02                   $    85,310               $   94,460
 9/30/02                   $    75,807               $   83,219
12/31/02                   $    76,610               $   83,425

GROWTH OF A HYPOTHETICAL INVESTMENT OF $100,000 MADE ON THE FUND'S INCEPTION DATE (12/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

[CHART]

                       BAIRD MIDCAP FUND - INVESTOR CLASS
                          VALUE OF A $10,000 INVESTMENT

                    BAIRD MIDCAP FUND -
                  INVESTOR CLASS SHARES    S&P MIDCAP 400 INDEX
12/29/00                    $    10,000              $   10,000
 3/31/01                    $     8,620              $    8,758
 6/30/01                    $     9,370              $    9,911
 9/30/01                    $     7,850              $    8,269
12/31/01                    $     9,091              $    9,757
 3/31/02                    $     9,181              $   10,412
 6/30/02                    $     8,511              $    9,446
 9/30/02                    $     7,551              $    8,322
12/31/02                    $     7,631              $    8,343

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (12/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

FOR THE PERIOD ENDED DECEMBER 31, 2002                       ONE YEAR     SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------
Baird MidCap Fund - Institutional Class Shares                -15.92%          -12.45%
Baird MidCap Fund - Investor Class Shares                     -16.06%          -12.62%
S&P MidCap 400 Index(2)                                       -14.51%           -8.64%
--------------------------------------------------------------------------------------------

(1) For the period December 29, 2000 (commencement of operations) to December 31, 2002.
(2) The S&P MidCap 400 Index is an unmanaged capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a median capitalization of approximately $1.8 billion. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD MIDCAP FUND

SCHEDULE OF INVESTMENTS   December 31, 2002

SHARES                                                  VALUE
-----------------------------------------------------------------
COMMON STOCKS - 95.6%
AUTOMOBILES - 1.9%
     8,961   Harley-Davidson, Inc.                   $    413,998
                                                     ------------
AUTOMOBILE COMPONENTS - 5.3%
    23,030   Gentex Corporation*                          728,669
     5,125   Johnson Controls, Inc.                       410,871
                                                     ------------
                                                        1,139,540
                                                     ------------
BANKS - 5.6%
    19,822   Charter One Financial, Inc.                  569,486
    14,669   TCF Financial Corporation                    640,889
                                                     ------------
                                                        1,210,375
                                                     ------------
BIOTECHNOLOGY - 3.1%
    17,269   Charles River Laboratories
             International, Inc.*                         664,511
                                                     ------------
COMMERCIAL SERVICES & SUPPLIES - 16.3%
    16,030   Apollo Group, Inc.*                          705,320
    13,925   Career Education
             Corporation*                                 557,000
    13,548   Cintas Corporation                           619,821
    16,628   Fiserv, Inc.*                                564,521
    20,120   Paychex, Inc.                                561,348
    16,515   Stericycle, Inc.*                            534,739
                                                     ------------
                                                        3,542,749
                                                     ------------
DIVERSIFIED FINANCIALS - 7.9%
    18,022   Eaton Vance Corporation                      509,122
    21,472   Investors Financial
             Services Corporation                         588,118
    12,739   Legg Mason, Inc.                             618,351
                                                     ------------
                                                        1,715,591
                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
    17,255   Molex, Inc. - Class A                        343,202
                                                     ------------
FOOD & DRUG RETAILING - 6.8%
    22,039   Performance Food
             Group Company*                          $    748,423
    13,580   Whole Foods Market, Inc.*                    716,073
                                                     ------------
                                                        1,464,496
                                                     ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
    12,276   Varian Medical
             Systems, Inc.*                               608,890
                                                     ------------
HEALTH CARE PROVIDERS & SERVICES - 8.5%
    17,583   Accredo Health, Inc.*                        619,801
    25,445   Laboratory Corporation
             of America Holdings*                         591,342
    14,407   Patterson Dental
             Company*                                     630,162
                                                     ------------
                                                        1,841,305
                                                     ------------
HOTELS, RESTAURANTS & LEISURE - 4.2%
    21,293   Starbucks Corporation*                       433,951
    17,236   Wendy's International, Inc.                  466,579
                                                     ------------
                                                          900,530
                                                     ------------
INSURANCE - 2.7%
    14,157   MGIC Investment
             Corporation                                  584,684
                                                     ------------
MACHINERY - 2.3%
     7,592   Danaher Corporation                          498,794
                                                     ------------
MEDIA - 1.7%
     8,098   New York Times
             Company - Class A                            370,322
                                                     ------------
OFFICE ELECTRONICS - 3.0%
    11,497   Zebra Technologies
             Corporation - Class A*                       658,778
                                                     ------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

SHARES                                                  VALUE
-----------------------------------------------------------------
COMMON STOCKS - 95.6% (CONT.)
PHARMACEUTICALS - 4.8%
    19,952   Biovail Corporation (f) *               $    526,932
    29,581   King Pharmaceuticals, Inc.*                  508,497
                                                     ------------
                                                        1,035,429
                                                     ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.9%
    25,861   Microchip Technology, Inc.                   632,301
    15,184   Novellus Systems, Inc.*                      426,367
                                                     ------------
                                                        1,058,668
                                                     ------------
SOFTWARE - 1.5%
     6,712   Electronic Arts, Inc.*                       334,056
                                                     ------------
SPECIALTY RETAIL - 8.6%
    19,220   Bed Bath & Beyond, Inc.*                     663,667
    12,460   CDW Computer
             Centers, Inc.*                               546,371
    20,842   Michaels Stores, Inc.*                       652,355
                                                     ------------
                                                        1,862,393
                                                     ------------
TRADING COMPANIES & DISTRIBUTORS - 2.1%
    12,290   Fastenal Company                             459,523
                                                     ------------
             Total Common Stocks
             (Cost $20,887,054)                        20,707,834
                                                     ------------

PRINCIPAL
  AMOUNT                                                VALUE
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.7%
VARIABLE RATE DEMAND NOTES# - 6.3%
$   151,377  American Family Financial
             Services, Inc., 1.04%                   $    151,377
    613,789  Wisconsin Corporation
             Central Credit Union, 1.09%                  613,789
    605,211  Wisconsin Electric
             Power Company, 1.04%                         605,211
                                                     ------------
                                                        1,370,377
                                                     ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 20.4%
  4,419,000  Federal Home Loan
             Bank Discount Notes,
             6.59%, 01-02-2003                          4,418,920
                                                     ------------
             Total Short-Term
             Investments
             (Cost $5,789,297)                          5,789,297
                                                     ------------
             Total Investments (Cost
             $26,676,351) 122.3%                       26,497,131
                                                     ------------
             Liabilities, Less Other
             Assets (22.3%)                            (4,831,164)
                                                     ------------
             TOTAL NET ASSETS 100.0%                 $ 21,665,967
                                                     ============

*   Non Income Producing
(f) Foreign
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2002.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES   DECEMBER 31, 2002

                                                           BAIRD HORIZON     BAIRD MIDCAP
                                                            GROWTH FUND          FUND
                                                          --------------------------------
ASSETS:
  Investments, at value
     (cost $66,199,434 and $26,676,351, respectively)     $   55,791,058    $   26,497,131
  Dividends receivable                                            50,548             2,697
  Interest receivable                                              1,219             1,183
  Receivable for securities sold                                       -           511,860
  Receivable for fund shares sold                              1,800,000         1,032,357
  Other assets                                                       454               978
                                                          --------------    --------------
  Total assets                                                57,643,279        28,046,206
                                                          --------------    --------------
LIABILITIES:
  Payable for securities purchased                             7,904,742         6,227,765
  Payable for fund shares purchased                              105,915                 -
  Payable to Advisor and Distributor                              32,898           114,954
  Accrued expenses and other liabilities                          51,939            37,520
                                                          --------------    --------------
  Total liabilities                                            8,095,494         6,380,239
                                                          --------------    --------------
NET ASSETS                                                $   49,547,785    $   21,665,967
                                                          ==============    ==============
NET ASSETS CONSIST OF:
  Capital stock                                           $   64,819,368    $   25,030,268
  Accumulated undistributed net
     investment income                                             1,356                 -
  Accumulated net realized loss
     on investments sold                                      (4,864,563)       (3,185,081)
  Net unrealized appreciation (depreciation)
     on investments                                          (10,408,376)         (179,220)
                                                          --------------    --------------
NET ASSETS                                                $   49,547,785    $   21,665,967
                                                          ==============    ==============
INSTITUTIONAL CLASS SHARES
  Net Assets                                              $   48,900,767    $   20,864,264
  Shares outstanding
     ($0.01 par value, unlimited shares authorized)            7,625,779         2,722,643
  Net asset value, offering and
     redemption price per share                           $         6.41    $         7.66
                                                          ==============    ==============
INVESTOR CLASS SHARES
  Net Assets                                              $      647,018    $      801,703
  Shares outstanding
     ($0.01 par value, unlimited shares authorized)              101,110           105,039
  Net asset value, offering and
     redemption price per share                           $         6.40    $         7.63
                                                          ==============    ==============

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS   YEAR ENDED DECEMBER 31, 2002

                                                                     BAIRD HORIZON         BAIRD
                                                                      GROWTH FUND       MIDCAP FUND
                                                                    --------------------------------
INVESTMENT INCOME:
  Dividends                                                         $      424,536    $       48,489
  Interest                                                                  18,573            12,961
                                                                    --------------    --------------
  Total investment income                                                  443,109            61,450
                                                                    --------------    --------------
EXPENSES:
  Investment advisory fees                                                 294,251           112,668
  Administration fees                                                       32,700            10,500
  Shareholder servicing fees                                                31,140            27,040
  Fund accounting fees                                                      31,025            31,025
  Professional fees                                                         15,225             7,550
  Federal and state registration                                             9,635            10,265
  Directors fees                                                             5,920             2,170
  Custody fees                                                               5,300             5,600
  Miscellaneous                                                              3,311             1,709
  Reports to shareholders                                                    2,130               755
  Distribution fees - Investor Class Shares                                  1,580             2,198
                                                                    --------------    --------------
                                                                           432,217           211,480
  Expense reimbursement by Advisor                                         (91,116)          (21,503)
                                                                    --------------    --------------
  Total expenses                                                           341,101           189,977
                                                                    --------------    --------------
NET INVESTMENT INCOME (LOSS)                                               102,008          (128,527)
                                                                    --------------    --------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
  Net realized loss on investments                                      (4,699,997)       (1,970,892)
  Change in unrealized appreciation (depreciation) on investments       (9,008,476)         (558,454)
                                                                    --------------    --------------
  Net realized and unrealized loss on investments                      (13,708,473)       (2,529,346)
                                                                    --------------    --------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $  (13,606,465)   $   (2,657,873)
                                                                    ==============    ==============

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          BAIRD HORIZON GROWTH FUND
                                                                    --------------------------------------
                                                                       YEAR ENDED           YEAR ENDED
                                                                    DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                    --------------------------------------
OPERATIONS:
  Net investment income                                             $         102,008    $          43,298
  Net realized loss on investments                                         (4,699,997)            (102,969)
  Change in unrealized depreciation on investments                         (9,008,476)          (1,055,970)
                                                                    -----------------    -----------------
  Net decrease in net assets resulting from operations                    (13,606,465)          (1,115,641)
                                                                    -----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                16,377,188           46,632,395
  Shares issued to holders in reinvestment of dividends                       100,103               43,050
  Cost of shares redeemed                                                  (5,284,507)          (3,120,013)
                                                                    -----------------    -----------------
  Net increase in net assets resulting from
    capital share transactions                                             11,192,784           43,555,432
                                                                    -----------------    -----------------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
  From net investment income                                                 (100,610)             (43,217)
  From net realized gains                                                           -                    -
                                                                    -----------------    -----------------
                                                                             (100,610)             (43,217)
                                                                    -----------------    -----------------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
  From net investment income                                                     (123)                   -
  From net realized gains                                                           -                    -
                                                                    -----------------    -----------------
                                                                                 (123)                   -
                                                                    -----------------    -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (2,514,414)          42,396,574

NET ASSETS:
  Beginning of period                                                      52,062,199            9,665,625
                                                                    -----------------    -----------------
  End of period (including undistributed net investment income of
    $1,356 and $81, respectively)                                   $      49,547,785    $      52,062,199
                                                                    =================    =================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              BAIRD MIDCAP FUND
                                                                    --------------------------------------
                                                                       YEAR ENDED           YEAR ENDED
                                                                    DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                    --------------------------------------
OPERATIONS:
  Net investment loss                                               $        (128,527)   $         (85,566)
  Net realized loss on investments                                         (1,970,892)          (1,214,189)
  Change in unrealized appreciation (depreciation) on investments            (558,454)             625,190
                                                                    -----------------    -----------------
  Net decrease in net assets resulting from operations                     (2,657,873)            (674,565)
                                                                    -----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                13,171,369            7,391,961
  Shares issued to holders in reinvestment of dividends                             -                    -
  Cost of shares redeemed                                                  (2,947,459)            (470,704)
                                                                    -----------------    -----------------
  Net increase in net assets resulting from
    capital share transactions                                             10,223,910            6,921,257
                                                                    -----------------    -----------------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
  From net investment income                                                        -                    -
  From net realized gains                                                           -                    -
                                                                    -----------------    -----------------
                                                                                    -                    -
                                                                    -----------------    -----------------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
  From net investment income                                                        -                    -
  From net realized gains                                                           -                    -
                                                                    -----------------    -----------------
                                                                                    -                    -
                                                                    -----------------    -----------------
TOTAL INCREASE IN NET ASSETS                                                7,566,037            6,246,692

NET ASSETS:
  Beginning of period                                                      14,099,930            7,853,238
                                                                    -----------------    -----------------
  End of period                                                     $      21,665,967    $      14,099,930
                                                                    =================    =================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                               BAIRD HORIZON GROWTH FUND
                                                            --------------------------------------------------------
                                                            INSTITUTIONAL CLASS SHARES    INSTITUTIONAL CLASS SHARES
                                                                     YEAR ENDED                    YEAR ENDED
                                                                 DECEMBER 31, 2002            DECEMBER 31, 2001
                                                            --------------------------------------------------------
Per Share Data:
  Net asset value, beginning of period                      $                     8.63    $                     9.58
                                                            --------------------------    --------------------------
Income from investment operations:
  Net investment income                                                           0.02                          0.01
  Net realized and unrealized losses on investments                              (2.22)                        (0.95)
                                                            --------------------------    --------------------------
  Total from investment operations                                               (2.20)                        (0.94)
                                                            --------------------------    --------------------------
Less distributions:
  Dividends from net investment income                                           (0.02)                        (0.01)
  Distributions from net realized gains                                              -                             -
                                                            --------------------------    --------------------------
  Total distributions                                                            (0.02)                        (0.01)
                                                            --------------------------    --------------------------
Net asset value, end of period                              $                     6.41    $                     8.63
                                                            ==========================    ==========================
Total return                                                                    (25.53%)                       (9.84%)

Supplemental data and ratios:
  Net assets, end of period                                 $               48,900,767    $               51,446,666
  Ratio of expenses to average net assets (5)                                     0.75%                         0.75%
  Ratio of net investment income to average net assets (5)                        0.23%                         0.12%
  Portfolio turnover rate (6)                                                    16.17%                         9.00%

                                                             BAIRD HORIZON GROWTH FUND
                                                            --------------------------
                                                            INSTITUTIONAL CLASS SHARES
                                                              SEPTEMBER 29, 2000 (1)
                                                                      THROUGH
                                                                 DECEMBER 31, 2000
                                                            --------------------------
Per Share Data:
  Net asset value, beginning of period                      $                    10.00
                                                            --------------------------
Income from investment operations:
  Net investment income                                                           0.00(2)
  Net realized and unrealized losses on investments                              (0.42)
                                                            --------------------------
  Total from investment operations                                               (0.42)
                                                            --------------------------
Less distributions:
  Dividends from net investment income                                           (0.00)(2)
  Distributions from net realized gains                                          (0.00)(2)
                                                            --------------------------
  Total distributions                                                            (0.00)
                                                            --------------------------
Net asset value, end of period                              $                     9.58
                                                            ==========================
Total return                                                                     (4.15%)(3)

Supplemental data and ratios:
  Net assets, end of period                                 $                9,623,337
  Ratio of expenses to average net assets (5)                                     0.85%(4)
  Ratio of net investment income to average net assets (5)                        0.13%(4)
  Portfolio turnover rate (6)                                                     4.38%

(1)  Commencement of operations.
(2)  Amount is less than $0.01.
(3)  Not annualized.
(4)  Annualized.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2002, December 31, 2001 and December 31, 2000 would have been 0.95%, 1.06% and 2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been 0.03%, (0.19%) and (1.97%), respectively.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                         BAIRD HORIZON GROWTH FUND
                                                            -----------------------------------------------
                                                            INVESTOR CLASS SHARES     INVESTOR CLASS SHARES
                                                                  YEAR ENDED                YEAR ENDED
                                                              DECEMBER 31, 2002         DECEMBER 31, 2001
                                                            -----------------------------------------------
Per Share Data:
  Net asset value, beginning of period                      $                8.61     $                9.57
                                                            ---------------------     ---------------------
Income from investment operations:
  Net investment loss                                                       (0.00)(2)                 (0.01)
  Net realized and unrealized losses on investments                         (2.21)                    (0.95)
                                                            ---------------------     ---------------------
  Total from investment operations                                          (2.21)                    (0.96)
                                                            ---------------------     ---------------------
Less distributions:
  Dividends from net investment income                                      (0.00)(3)                     -
  Distributions from net realized gains                                         -                         -
                                                            ---------------------     ---------------------
  Total distributions                                                       (0.00)                        -
                                                            ---------------------     ---------------------
Net asset value, end of period                              $                6.40     $                8.61
                                                            =====================     =====================
Total return                                                               (25.65%)                  (10.03%)

Supplemental data and ratios:
  Net assets, end of period                                 $             647,018     $             615,533
  Ratio of expenses to average net assets (5)                                1.00%                     1.00%
  Ratio of net investment loss to average net assets (5)                    (0.02%)                   (0.13%)
  Portfolio turnover rate (6)                                               16.17%                     9.00%

                                                            BAIRD HORIZON GROWTH FUND
                                                            -------------------------
                                                              INVESTOR CLASS SHARES
                                                              SEPTEMBER 29, 2000 (1)
                                                                     THROUGH
                                                                DECEMBER 31, 2000
                                                            -------------------------
Per Share Data:
  Net asset value, beginning of period                      $                   10.00
                                                            -------------------------
Income from investment operations:
  Net investment loss                                                           (0.00)(2)
  Net realized and unrealized losses on investments                             (0.43)
                                                            -------------------------
  Total from investment operations                                              (0.43)
                                                            -------------------------
Less distributions:
  Dividends from net investment income                                              -
  Distributions from net realized gains                                         (0.00)(2)
                                                            -------------------------
  Total distributions                                                           (0.00)
                                                            -------------------------
Net asset value, end of period                              $                    9.57
                                                            =========================
Total return                                                                    (4.28%)(3)

Supplemental data and ratios:
  Net assets, end of period                                 $                  42,288
  Ratio of expenses to average net assets (5)                                    1.10%(4)
  Ratio of net investment loss to average net assets (5)                        (0.12%)(4)
  Portfolio turnover rate (6)                                                    4.38%

(1)  Commencement of operations.
(2)  Amount is less than $0.01.
(3)  Not annualized.
(4)  Annualized.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.20%, 1.31% and 3.19%, respectively; and the ratios of net investment loss to average net assets would have been (0.22%), (0.44%) and (2.22%), respectively.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                               BAIRD MIDCAP FUND
                                                            ---------------------------------------------------------
                                                            INSTITUTIONAL CLASS SHARES     INSTITUTIONAL CLASS SHARES
                                                                    YEAR ENDED                     YEAR ENDED
                                                                  DECEMBER 31, 2002             DECEMBER 31, 2001
                                                            ---------------------------------------------------------
Per Share Data:
  Net asset value, beginning of period                      $                     9.11     $                     9.70
                                                            --------------------------     --------------------------
Income from investment operations:
  Net investment loss                                                            (0.07)(2)                      (0.06)(2)
  Net realized and unrealized losses on investments                              (1.38)                         (0.53)
                                                            --------------------------     --------------------------
  Total from investment operations                                               (1.45)                         (0.59)
                                                            --------------------------     --------------------------
Less distributions:
  Dividends from net investment income                                               -                              -
  Distributions from net realized gains                                              -                              -
                                                            --------------------------     --------------------------
  Total distributions                                                                -                              -
                                                            --------------------------     --------------------------
Net asset value, end of period                              $                     7.66     $                     9.11
                                                            ==========================     ==========================
Total return                                                                    (15.92%)                        (6.08%)

Supplemental data and ratios:
  Net assets, end of period                                 $               20,864,264     $               13,049,574
  Ratio of expenses to average net assets (6)                                     1.25%                          1.25%
  Ratio of net investment loss to average net assets (6)                         (0.84%)                        (0.67%)
  Portfolio turnover rate (7)                                                    55.40%                         73.62%

                                                                BAIRD MIDCAP FUND
                                                            --------------------------
                                                            INSTITUTIONAL CLASS SHARES
                                                               DECEMBER 29, 2000 (1)
                                                                      THROUGH
                                                                DECEMBER 31, 2000
                                                            --------------------------
Per Share Data:
  Net asset value, beginning of period                      $                    10.00
                                                            --------------------------
Income from investment operations:
  Net investment loss                                                            (0.00)(3)
  Net realized and unrealized losses on investments                              (0.30)
                                                            --------------------------
  Total from investment operations                                               (0.30)
                                                            --------------------------
Less distributions:
  Dividends from net investment income                                               -
  Distributions from net realized gains                                              -
                                                            --------------------------
  Total distributions                                                                -
                                                            --------------------------
Net asset value, end of period                              $                     9.70
                                                            ==========================
Total return                                                                     (3.00%)(4)

Supplemental data and ratios:
  Net assets, end of period                                 $                7,853,228
  Ratio of expenses to average net assets (6)                                     1.25%(5)
  Ratio of net investment loss to average net assets (6)                         (1.25%)(5)
  Portfolio turnover rate (7)                                                        0%

(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount is less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.39%, 2.06% and 2.78%, respectively; and the ratios of net investment loss to average net assets would have been (0.98%), (1.48%) and (2.78%), respectively.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                           BAIRD MIDCAP FUND
                                                            -----------------------------------------------
                                                            INVESTOR CLASS SHARES     INVESTOR CLASS SHARES
                                                                  YEAR ENDED                YEAR ENDED
                                                              DECEMBER 31, 2002         DECEMBER 31, 2001
                                                            -----------------------------------------------
Per Share Data:
  Net asset value, beginning of period                      $                9.09     $                9.70
                                                            ---------------------     ---------------------
Income from investment operations:
  Net investment loss                                                       (0.09)(2)                 (0.08)(2)
  Net realized and unrealized losses on investments                         (1.37)                    (0.53)
                                                            ---------------------     ---------------------
  Total from investment operations                                          (1.46)                    (0.61)
                                                            ---------------------     ---------------------
Less distributions:
  Dividends from net investment income                                          -                         -
  Distributions from net realized gains                                         -                         -
                                                            ---------------------     ---------------------
  Total distributions                                                           -                         -
                                                            ---------------------     ---------------------
Net asset value, end of period                              $                7.63     $                9.09
                                                            =====================     =====================
Total return                                                               (16.06%)                   (6.29%)

Supplemental data and ratios:
  Net assets, end of period                                 $             801,703     $           1,050,356
  Ratio of expenses to average net assets (6)                                1.50%                     1.50%
  Ratio of net investment loss to average net assets (6)                    (1.09%)                   (0.92%)
  Portfolio turnover rate (7)                                               55.40%                    73.62%

                                                                BAIRD MIDCAP FUND
                                                            --------------------------
                                                              INVESTOR CLASS SHARES
                                                               DECEMBER 29, 2000 (1)
                                                                     THROUGH
                                                                DECEMBER 31, 2000
                                                            --------------------------
Per Share Data:
  Net asset value, beginning of period                      $                    10.00
                                                            --------------------------
Income from investment operations:
  Net investment loss                                                            (0.00)(3)
  Net realized and unrealized losses on investments                              (0.30)
                                                            --------------------------
  Total from investment operations                                               (0.30)
                                                            --------------------------
Less distributions:
  Dividends from net investment income                                               -
  Distributions from net realized gains                                              -
                                                            --------------------------
  Total distributions                                                                -
                                                            --------------------------
Net asset value, end of period                              $                     9.70
                                                            ==========================
Total return                                                                     (3.00%)(4)

Supplemental data and ratios:
  Net assets, end of period                                 $                       10
  Ratio of expenses to average net assets (6)                                     1.50%(5)
  Ratio of net investment loss to average net assets (6)                         (1.50%)(5)
  Portfolio turnover rate (7)                                                        0%

(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount is less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.64%, 2.31% and 3.03%, respectively; and the ratios of net investment loss to average net assets would have been (1.23%), (1.73%) and (3.03%), respectively.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2002

1. ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Horizon Growth Fund and the Baird MidCap Fund (each a "Fund" and collectively the "Funds"), two of the seven portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The Baird Short-Term Bond Fund is not presently being offered to investors.

The Baird Horizon Growth Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.

The investment objective of the Baird Horizon Growth Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

On December 31, 2002, one shareholder related to the investment advisor held approximately 57% of the Institutional Class Shares of the Baird Horizon Growth Fund and one shareholder related to the investment advisor held approximately 71% of the Institutional Class Shares of the Baird MidCap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) INVESTMENT VALUATION - Common stocks that are listed on a securities exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) FEDERAL INCOME TAXES - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, will be declared and paid at least annually.

e) USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD HORIZON GROWTH FUND

                                                         YEAR ENDED
                                                      DECEMBER 31, 2002
                                               --------------------------------
INSTITUTIONAL CLASS SHARES                            $              SHARES
                                               ---------------    -------------
Shares sold                                    $    16,127,835        2,383,970
Shares issued through
reinvestment of dividends                               99,982           15,477
Shares redeemed                                     (5,251,605)        (736,052)
                                               ---------------    -------------
Net Increase                                   $    10,976,212        1,663,395
                                               ===============
Shares Outstanding:
   Beginning of period                                                5,962,384
                                                                  -------------
   End of period                                                      7,625,779
                                                                  =============

                                                         YEAR ENDED
                                                      DECEMBER 31, 2002
                                               --------------------------------
INVESTOR CLASS SHARES                                 $              SHARES
                                               ---------------    -------------
Shares sold                                    $       249,353           35,023
Shares issued through
reinvestment of dividends                                  121               19
Shares redeemed                                        (32,902)          (5,415)
                                               ---------------    -------------
Net Increase                                   $       216,572           29,627
                                               ===============
Shares Outstanding:
   Beginning of period                                                   71,483
                                                                  -------------
   End of period                                                        101,110
                                                                  =============

                                                         YEAR ENDED
                                                      DECEMBER 31, 2001
                                               --------------------------------
INSTITUTIONAL CLASS SHARES                            $              SHARES
                                               ---------------    -------------
Shares sold                                    $    45,980,909        5,307,689
Shares issued through
reinvestment of dividends                               43,050            4,966
Shares redeemed                                     (3,062,539)        (354,886)
                                               ---------------    -------------
Net Increase                                   $    42,961,420        4,957,769
                                               ===============
Shares Outstanding:
   Beginning of period                                                1,004,615
                                                                  -------------
   End of period                                                      5,962,384
                                                                  =============

                                                         YEAR ENDED
                                                      DECEMBER 31, 2001
                                               --------------------------------
INVESTOR CLASS SHARES                                 $              SHARES
                                               ---------------    -------------
Shares sold                                    $       651,486           73,638
Shares issued through
reinvestment of dividends                                    -                -
Shares redeemed                                        (57,474)          (6,576)
                                               ---------------    -------------
Net Increase                                   $       594,012           67,062
                                               ===============
Shares Outstanding:
   Beginning of period                                                    4,421
                                                                  -------------
   End of period                                                         71,483
                                                                  =============

BAIRD MIDCAP FUND

                                                         YEAR ENDED
                                                      DECEMBER 31, 2002
                                               --------------------------------
INSTITUTIONAL CLASS SHARES                            $              SHARES
                                               ---------------    -------------
Shares sold                                    $    13,055,395        1,621,440
Shares redeemed                                     (2,736,555)        (331,959)
                                               ---------------    -------------
Net Increase                                   $    10,318,840        1,289,481
                                               ===============
Shares Outstanding:
   Beginning of period                                                1,433,162
                                                                  -------------
   End of period                                                      2,722,643
                                                                  =============

                                                         YEAR ENDED
                                                      DECEMBER 31, 2002
                                               --------------------------------
INVESTOR CLASS SHARES                                 $              SHARES
                                               ---------------    -------------
Shares sold                                    $       115,974           14,460
Shares redeemed                                       (210,904)         (24,942)
                                               ---------------    -------------
Net Decrease                                   $       (94,930)         (10,482)
                                               ===============
Shares Outstanding:
   Beginning of period                                                  115,521
                                                                  -------------
   End of period                                                        105,039
                                                                  =============

                                                         YEAR ENDED
                                                      DECEMBER 31, 2001
                                               --------------------------------
INSTITUTIONAL CLASS SHARES                            $              SHARES
                                               ---------------    -------------
Shares sold                                    $     6,313,459          676,225
Shares redeemed                                       (461,284)         (53,062)
                                               ---------------    -------------
Net Increase                                   $     5,852,175          623,163
                                               ===============
Shares Outstanding:
   Beginning of period                                                  809,999
                                                                  -------------
   End of period                                                      1,433,162
                                                                  =============

                                                         YEAR ENDED
                                                      DECEMBER 31, 2001
                                               --------------------------------
INVESTOR CLASS SHARES                                 $              SHARES
                                               ---------------    -------------
Shares sold                                    $     1,078,502          116,720
Shares redeemed                                         (9,420)          (1,200)
                                               ---------------    -------------
Net Increase                                   $     1,069,082          115,520
                                               ===============
Shares Outstanding:
   Beginning of period                                                        1
                                                                  -------------
   End of period                                                        115,521
                                                                  =============

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                BAIRD HORIZON         BAIRD
                                                 GROWTH FUND       MIDCAP FUND
                                               ---------------    -------------
Purchases:                                     $    15,139,792    $  18,189,797
Sales:                                         $     7,221,181    $   8,172,799

At December 31, 2002, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                         COST FOR
                         FEDERAL         TAX BASIS        TAX BASIS       TAX BASIS NET                     DISTRIBUTABLE
                         INCOME            GROSS            GROSS          UNREALIZED     DISTRIBUTABLE      LONG-TERM
                           TAX           UNREALIZED       UNREALIZED      APPRECIATION      ORDINARY          CAPITAL
                         PURPOSES       APPRECIATION     DEPRECIATION    (DEPRECIATION)      INCOME            GAINS
                      --------------   --------------   --------------   --------------   -------------     -------------
Baird Horizon
Growth Fund           $   66,207,341   $      795,863   $   11,212,146   $  (10,416,283)  $       1,356               -
Baird MidCap
Fund                  $   26,699,137   $    1,257,798   $    1,459,804   $     (202,006)              -               -

Differences between the Funds' cost basis of investments at December 31, 2002, if any, for book and tax purposes relates primarily to deferral of losses related to wash sales. Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the years ended December 31, 2002 and 2001 were:

                                               2002                                      2001
                                 ---------------------------------         ---------------------------------
                                   ORDINARY            LONG-TERM             ORDINARY            LONG-TERM
                                    INCOME           CAPITAL GAINS            INCOME           CAPITAL GAINS
                                 DISTRIBUTIONS       DISTRIBUTIONS         DISTRIBUTIONS       DISTRIBUTIONS
                                 -------------       -------------         -------------       -------------
Baird Horizon Growth Fund        $     100,733       $           -         $      43,217       $           -

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2002, the Baird Horizon Growth Fund elected to defer capital losses occurring between November 1, 2002 and December 31, 2002 in the amount of $516,163.

At December 31, 2002, the Baird Horizon Growth Fund and Baird MidCap Fund had accumulated net realized capital loss carryovers of $4,188,556 and $2,546,738, respectively that expire in 2010 and $151,937 and $615,557, respectively that expire in 2009. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird Horizon Growth Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2002 and through December 31, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                                           INSTITUTIONAL CLASS SHARES           INVESTOR CLASS SHARES
                                           --------------------------           ---------------------
Baird Horizon Growth Fund                            0.75%                              1.00%
Baird MidCap Fund                                    1.25%                              1.50%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

                                                                                 DECEMBER 31,
                                                                      ---------------------------------
YEAR ENDED:                                                               2002        2001        2000
REIMBURSED / ABSORBED EXPENSES SUBJECT TO RECOVERY BY ADVISOR UNTIL:      2005        2004        2003
BAIRD HORIZON GROWTH FUND                                             $ 91,116   $ 128,541   $  50,141
BAIRD MIDCAP FUND                                                     $ 21,503   $  67,451   $     986

During the period prior to commencement of operations, the Advisor absorbed $7,405 and $6,837 of organizational expenses of the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2003.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird Horizon Growth Fund and Baird MidCap Fund for the year ended December 31, 2002.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Horizon Growth Fund and the Baird MidCap Fund incurred $1,580 and $2,198, respectively, in fees pursuant to the Plan for the year ended December 31, 2002.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird Horizon Growth Fund and Baird MidCap Fund (two of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 14, 2003

BAIRD FUNDS, INC.

DIRECTORS

                                                                                                         NUMBER OF
                                                                                                         PORTFOLIOS   OTHER
                                           TERM OF OFFICE    PRINCIPAL                                   IN COMPLEX   DIRECTORSHIPS
                           POSITION(S)     AND LENGTH OF     OCCUPATION(S)                               OVERSEEN     HELD
NAME, ADDRESS, AND AGE     HELD WITH FUND  TIME SERVED       DURING PAST 5 YEARS                         BY DIRECTOR  BY DIRECTOR
G. Frederick Kasten, Jr.   Director        Served as         Chairman, the Advisor since January              6       None
777 East Wisconsin Avenue  And             Director since    2000; Chairman & CEO, the Advisor
Milwaukee, WI 53202        Chairman        September, 2000   (January 1998-January 2000); President,
Age: 64                                    to present        Chairman and CEO, the Advisor (June
                                                             1983-January 1998)

John W. Feldt              Director        Served as         Senior Vice President-Finance,                   6       Director of
University of Wisconsin                    Director since    University of Wisconsin Foundation since                 Thompson
Foundation                                 September, 2000   1985; Vice President-Finance, University                 Plumb Funds
1848 University Avenue                     to present        of Wisconsin Foundation (1980-1985);
Madison, WI 53705                                            Associate Director, University of
Age: 60                                                      Wisconsin Foundation (1967-1980)

George C. Kaiser           Director        Served as         CEO, George Kaiser & Co., a business             6       None
759 N. Milwaukee Street                    Director since    consulting company, since 1988; Chairman
Milwaukee, WI 53202                        September, 2000   and CEO, Hanger Tight Company, a
Age: 70                                    to present        manufacturing company (1988-1999);
                                                             Chairman and CEO, Interstore Transfer
                                                             Systems, Ltd., a manufacturing company
                                                             (1992-1999); Chairman, International
                                                             Retail Services Group, Ltd. (1995-1999);
                                                             Executive Vice President, Arandell
                                                             Schmidt Co., a catalog printer company
                                                             (1984-1987); various positions Arthur
                                                             Andersen & Co. (1957-1964, 1967-1984),
                                                             most recently serving as Partner
                                                             (1969-1984); Secretary of
                                                             Administration, State of Wisconsin
                                                             (1965-1967)

Stephen A. Roell           Director        Served as          Senior Vice President and Chief                 6       None
5757 N. Green Bay Avenue                   Director since     Financial Officer, Johnson Controls,
Milwaukee, WI 53202                        September, 2000    Inc., a manufacturing company, since
Age: 53                                    to present         1998; Vice President and Chief Financial
                                                              Officer, Johnson Controls, Inc.
                                                              (1991-1998); Corporate Controller and
                                                              Assistant Secretary, Johnson Controls,
                                                              Inc. (1990-1991)

Additional information about the Portfolios' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-866-44BAIRD.

                                BAIRD FUNDS, INC.

                       C/O U.S. BANCORP FUND SERVICES, LLC
                                  P.O. BOX 701
                         MILWAUKEE, WISCONSIN 53201-0701
                                  1-866-44BAIRD

BOARD OF DIRECTORS

G. Frederick Kasten, Jr. (Chairman)

John W. Feldt

George C. Kaiser

Stephen A. Roell

INVESTMENT ADVISOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND - DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

DISTRIBUTOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202